Comprehensive Income/(Loss) Comprehensive Income/(Loss) - Tax (Expense)/Benefit on Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments	$ 0	$ 0
Net deferred gains/(losses) on net investment hedges from periodic revaluations	(319)	(72)
Net pension and post-retirement benefit gains/(losses)	(1)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	0	(1)
Net deferred gains/(losses) on cash flow hedges from periodic revaluations	45	(31)
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	2	(3)
H. J. Heinz Corporation II
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments	0	0
Net deferred gains/(losses) on net investment hedges from periodic revaluations	(319)	(72)
Net pension and post-retirement benefit gains/(losses)	(1)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	0	(1)
Net deferred gains/(losses) on cash flow hedges from periodic revaluations	45	(31)
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	2	(3)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments	0	0
Net deferred gains/(losses) on net investment hedges from periodic revaluations	0	0
Net pension and post-retirement benefit gains/(losses)	0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	0	0
Net deferred gains/(losses) on cash flow hedges from periodic revaluations	0	0
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	$ 0	$ 0